Reorganization and Acquisitions (Acquisition of MoboTap, Narrative) (Details) - MoboTap [Member] $ in Thousands		12 Months Ended
	Jul. 31, 2014 USD ($) Directors	Dec. 31, 2016
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration | $	$ 90,830
Number of directors designated by Changyou	3
Number of directors of the board	5
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Percentage of disposed equity interests		51.00%